AUDITORS' REMUNERATION	12 Months Ended
Jun. 30, 2018
Auditor's remuneration [abstract]
AUDITORS' REMUNERATION
19.	AUDITORS’ REMUNERATION

	Years Ended June 30,
	2018	2017	2016

- audit and review fees: current year financial reports	252,960	260,645	166,479
- audit and review fees: internal controls	-	20,590	38,297

	252,960	281,235	204,776

PricewaterhouseCoopers was appointed as the Company’s principal independent registered public accounting firm on November 30, 2006. Australian law does not require the Company’s Auditors to be appointed at the Company’s annual general meeting of shareholders. There is an annual engagement letter which is signed, subject to the Company’s audit committee approval, with PricewaterhouseCoopers for audit and review work. No non-audit services were provided by PricewaterhouseCoopers during the 2018, 2017 and 2016 fiscal years.